Statutory and other reserves	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Statutory and Other Reserves [Abstract]
Statutory and Other Reserves [Text Block]

17.          Statutory and other reserves

Under PRC regulations, Liuzhou BCT, BCT Retail and Hefeng Pharmaceutical may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC GAAP.  In addition, these companies are required to set aside at least 10% of their after-tax net profits each year, if any, to fund the statutory reserves until the balance of the reserves reaches 50% of their registered capital.  The statutory reserves can be used to make up cumulative prior year losses and are not distributable in the form of cash dividends.

21	Statutory and other reserves

Under PRC regulations, Liuzhou BCT, BCT Retail and Hefeng Pharmaceutical may pay dividends only out of their accumulated profits, if any, determined in accordance with PRC GAAP.  In addition, these companies are required to set aside at least 10% of their after-tax net profits each year, if any, to fund the statutory reserves until the balance of the reserves reaches 50% of their registered capital.  The statutory reserves can be used to make up cumulative prior year losses and are not distributable in the form of cash dividends.